Property, Plant and equipment - Related information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 634	$ 221
Land	49	46
Property, plant and equipment	1,842	1,232
Interest capitalized	0	0
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	181	158	$ 134
SGA
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 11	$ 8	$ 7